UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:   $89,582 (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD.                 COM              G1150G111     1430    37625 SH       SOLE                                      37625
ADOBE SYSTEMS INC              COM              00724F101     2407    60983 SH       SOLE                                      60983
ALLSTATE CORP                  COM              020002101      902    19548 SH       SOLE                                      19548
ALTRIA GROUP INC               COM              02209S103      633    31881 SH       SOLE                                      31881
APPLE INC                      COM              037833100     2700    23753 SH       SOLE                                      23753
APPLIED MATERIALS INC          COM              038222105      709    46846 SH       SOLE                                      46846
AT&T CORP NEW                  COM              00206R102      873    31284 SH       SOLE                                      31284
B E AEROSPACE INC              COM              073302101     1045    66008 SH       SOLE                                      66008
BP  PLC ADR                    COM              055622104      823    16398 SH       SOLE                                      16398
CABLE & WIRE JAMAICA ORD F     COM              P19231102        3   301975 SH       SOLE                                     301975
CATERPILLAR INC DEL            COM              149123101     1147    19250 SH       SOLE                                      19250
CHEVRON CORP                   COM              166764100     2351    28509 SH       SOLE                                      28509
CISCO SYSTEMS INC              COM              17275R102     3124   138491 SH       SOLE                                     138491
CITIGROUP INC                  COM              172967101     1121    54636 SH       SOLE                                      54636
COCA-COLA CO                   COM              191216100      697    13179 SH       SOLE                                      13179
CORNING INC                    COM              219350105     5028   321459 SH       SOLE                                     321459
COSTCO WHOLESALE CORP          COM              22160K105      695    10700 SH       SOLE                                      10700
COVANCE INC                    COM              222816100     1802    20384 SH       SOLE                                      20384
DEERE & CO                     COM              244199105     2089    42210 SH       SOLE                                      42210
DELTA AIR LINES INC NEW        COM              247361702      103    13768 SH       SOLE                                      13768
DIRECTV GROUP INC              COM              25459l106      753    28775 SH       SOLE                                      28775
ELMIRA SAVINGS BANK            COM              289660102     1757   146399 SH       SOLE                                     146399
EMERSON ELECTRIC CORP          COM              291011104     2504    61383 SH       SOLE                                      61383
EXXON MOBIL CORP               COM              30231G102     3263    42015 SH       SOLE                                      42015
FORCE PROTECTION INC NEW       COM              345203202      225    83950 SH       SOLE                                      83950
GENERAL ELECTRIC CO            COM              369604103     2967   116372 SH       SOLE                                     116372
INTEL CORP                     COM              458140100     2687   143476 SH       SOLE                                     143476
INTL BUSINESS MACHINES         COM              459200101     1459    12474 SH       SOLE                                      12474
INTUITIVE SURGICAL             COM              46120E602     4891    20295 SH       SOLE                                      20295
JACOBS ENGINEERING GROUP INC   COM              469814107     1870    34425 SH       SOLE                                      34425
JOHNSON & JOHNSON              COM              478160104     2899    41850 SH       SOLE                                      41850
KELLOGG CO                     COM              487836108     1487    26511 SH       SOLE                                      26511
KRAFT FOODS INC                COM              50075N104      658    20082 SH       SOLE                                      20082
MCDERMOTT INTL INC             COM              580037109     1189    46527 SH       SOLE                                      46527
MEDTRONIC INC                  COM              585055106     2096    41827 SH       SOLE                                      41827
MICROSOFT CORP                 COM              594918104     1826    68428 SH       SOLE                                      68428
MONSANTO CO NEW                COM              61166W101      965     9750 SH       SOLE                                       9750
NATIONAL OILWELL VARCO INC     COM              637071101     1070    21300 SH       SOLE                                      21300
NUCOR CORP                     COM              670346105     1215    30750 SH       SOLE                                      30750
PEPSICO INC                    COM              713448108     1832    25703 SH       SOLE                                      25703
PHARMACEUTICAL PRODUCT DEVELOP COM                            1461    35325 SH       SOLE                                      35325
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1620    33681 SH       SOLE                                      33681
PRECISION CASTPARTS CORP       COM              740189105     1729    21950 SH       SOLE                                      21950
PROCTER & GAMBLE               COM              742718109     3939    56527 SH       SOLE                                      56527
ROYAL DUTCH SHELL B ADR        COM              780259107      655    11479 SH       SOLE                                      11479
SCHERING PLOUGH CORP           COM              806605101     1420    76880 SH       SOLE                                      76880
SCHLUMBERGER LTD               COM              806857108     2248    28790 SH       SOLE                                      28790
SUN MICROSYSTEMS INC           COM              866810104      234    30725 SH       SOLE                                      30725
TARGET CORP                    COM              87612E106      440     8975 SH       SOLE                                       8975
TRANSOCEAN INC                 COM              G90073100     1166    10619 SH       SOLE                                      10619
UNITED TECHNOLOGIES            COM              913017109     2083    34685 SH       SOLE                                      34685
VALERO ENERGY CORP             COM              91913Y100     1972    65075 SH       SOLE                                      65075
VERIZON COMMUNICATIONS         COM              92343V104      692    21570 SH       SOLE                                      21570
WALT DISNEY CO                 COM              254687106     1284    41826 SH       SOLE                                      41826
ZIMMER HOLDINGS, INC           COM              98956P102     1346    20841 SH       SOLE                                      20841